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<FILENAME>4Q2012Rockwood13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Rockwood Investment Management, Inc.

   Address:               35 Mason Street, 4th Floor
                          Greenwich, CT 06830

   Form 13F File Number:  028-11709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Jay Buck
   Title:                 President
   Phone:                 203-625-0047

   Signature, Place, and Date of Signing:

     /s/ Jay Buck                Greenwich, CT               02/14/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			76

Form 13F Information Value Total (thousands):		$74,766


List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF		    VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	---------  --------   -------- --- ---- ------- ---------- -------- -------- --------
ABERDEEN LATIN AMER EQTY FD	COM		00306K106	902	24900	SH	Sole		   24900	0	0
ADVENT CLAY CONV SEC INC FD	COM		007639107	168	26000	SH	Sole		   26000	0	0
ADVENT CLAYMORE CV SECS & IN	COM		00764C109	230	14258	SH	Sole		   14258	0	0
ADVENT CLAYMORE ENH GRW & IN	COM		00765E104	202	22143	SH	Sole		   22143	0	0
AGIC CONV & INCOME FD		COM		001190107	539	62000	SH	Sole		   62000	0	0
AGIC EQUITY & CONV INCOME FD	COM		00119P102	911	54746	SH	Sole		   54746	0	0
AGIC INTL & PREM STRATEGY FD	COM		00119Q100	238	24537	SH	Sole		   24537	0	0
ARES COML REAL ESTATE CORP	COM		04013V108	266	16185	SH	Sole		   16185	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	538	6000	SH	Sole		   6000		0	0
BLACKROCK CORPOR HI YLD FD V	COM		09255N102	427	34000	SH	Sole		   34000	0	0
BLACKROCK ENERGY & RES TR	COM		09250U101	1951	82854	SH	Sole		   82854	0	0
BLACKROCK GLOBAL OPP EQTY TR	COM		092501105	1744	132145	SH	Sole		   132145	0	0
BLACKROCK INTL GRWTH & INC T	COM BENE INTER	092524107	901	122545	SH	Sole		   122545	0	0
BLACKROCK REAL ASSET EQUITY	COM		09254B109	1898	185000	SH	Sole		   185000	0	0
BLACKROCK RES & COMM STRAT T	SHS		09257A108	956	74720	SH	Sole		   74720	0	0
BLACKROCK UTIL & INFRASTRCTU	COM		09248D104	2778	155310	SH	Sole		   155310	0	0
BLACKSTONE GSO STRATEGIC CR	COM SHS BEN IN	09257R101	1261	68000	SH	Sole		   68000	0	0
BOULDER GROWTH & INCOME FD I	COM		101507101	2486	392800	SH	Sole		   392800	0	0
BOULDER TOTAL RETURN FD INC	COM		101541100	624	34602	SH	Sole		   34602	0	0
CENTRAL EUROPE & RUSSIA FD I	COM		153436100	1594	47000	SH	Sole		   47000	0	0
CENTRAL SECS CORP		COM		155123102	572	28627	SH	Sole		   28627	0	0
COCA COLA CO			COM		191216100	254	7000	SH	Sole		   7000		0	0
COHEN & STEERS INFRASTRUCTUR	COM		19248A109	656	35000	SH	Sole		   35000	0	0
CORNERSTONE PROGRESSIVE RTN	COM		21925C101	1356	270604	SH	Sole		   270604	0	0
CORNERSTONE TOTAL RTRN FD IN	COM NEW		21924U201	178	33300	SH	Sole		   33300	0	0
CUSHING RENAISSANCE FD		COM		231647108	1178	51900	SH	Sole		   51900	0	0
CUSHING RTY & INCOME FD		COM SH BEN INT	23164R104	442	23286	SH	Sole		   23286	0	0
DELAWARE INVTS DIV & INCOME	COM		245915103	353	44585	SH	Sole		   44585	0	0
DUFF & PHELPS GLB UTL INC FD	COM		26433C105	1744	103381	SH	Sole		   103381	0	0
DWS HIGH INCOME OPPORT FD IN	COM NEW		23339M204	217	14288	SH	Sole		   14288	0	0
EATON VANCE RISK MNGD DIV EQ	COM		27829G106	2242	215000	SH	Sole		   215000	0	0
EATON VANCE TAX MNGD GBL DV	COM		27829F108	3816	433097	SH	Sole		   433097	0	0
EATON VANCE TX MGD DIV EQ IN	COM		27828N102	2752	293744	SH	Sole		   293744	0	0
FIRST TR HIGH INCOME L/S FD	COM		33738E109	201	11100	SH	Sole		   11100	0	0
FIRST TR STRATEGIC HIGH INC	COM SHS NEW	337353304	296	17856	SH	Sole		   17856	0	0
FIRSTHAND TECH VALUE FD INC	COM		33766Y100	1482	85000	SH	Sole		   85000	0	0
FULL CIRCLE CAP CORP		COM		359671104	158	21300	SH	Sole		   21300	0	0
GABELLI DIVD & INCOME TR	COM		36242H104	1068	66000	SH	Sole		   66000	0	0
GABELLI UTIL TR			COM		36240A101	2164	351344	SH	Sole		   351344	0	0
GAMCO GLOBAL GOLD NAT RES &	COM SH BEN INT	36465A109	2806	219200	SH	Sole		   219200	0	0
GAMCO NAT RES GOLD & INCOME	SH BEN INT	36465E101	2595	190000	SH	Sole		   190000	0	0
GDL FUND			COM SH BEN IT	361570104	464	40669	SH	Sole		   40669	0	0
GSV CAP CORP			COM		36191J101	291	34500	SH	Sole		   34500	0	0
GUGGENHEIM ENHNCD EQTY INCM	COM		40167B100	145	17628	SH	Sole		   17628	0	0
HERZFELD CARIBBEAN BASIN FD	COM		42804T106	82	10700	SH	Sole		   10700	0	0
INDIA FD INC			COM		454089103	2530	121000	SH	Sole		   121000	0	0
ING GLOBAL EQTY DIV & PREM O	COM		45684E107	599	69100	SH	Sole		   69100	0	0
ING INFRASTRUCTURE INDLS & M	COM		45685U100	457	27882	SH	Sole		   27882	0	0
ING RISK MANAGED NAT RES FD	COM		449810100	152	14735	SH	Sole		   14735	0	0
JOHN HANCOCK HDG EQ & INC FD	COM		47804L102	953	62475	SH	Sole		   62475	0	0
KOREA EQUITY FD INC		COM		50063B104	301	32654	SH	Sole		   32654	0	0
LMP REAL ESTATE INCOME FD IN	COM		50208C108	175	16000	SH	Sole		   16000	0	0
MVC CAPITAL INC			COM		553829102	757	62340	SH	Sole		   62340	0	0
NEWCASTLE INVT CORP		COM		65105M108	1476	170000	SH	Sole		   170000	0	0
NFJ DIVID INT & PREM STRTGY	COM SHS		65337H109	998	64000	SH	Sole		   64000	0	0
NUVEEN DIVERSIFIED DIV INCM	COM		6706EP105	214	18477	SH	Sole		   18477	0	0
NUVEEN LG/SHT COMMODITY TOTR	COM UT BEN INT	670731108	531	25000	SH	Sole		   25000	0	0
NUVEEN REAL ASSET INC & GROW	COM		67074Y105	2359	126364	SH	Sole		   126364	0	0
NUVEEN REAL ESTATE INCOME FD	COM		67071B108	386	36800	SH	Sole		   36800	0	0
PIMCO CORPORATE INCOME STRAT	COM		72200U100	177	10000	SH	Sole		   10000	0	0
PIMCO HIGH INCOME FD		COM SHS		722014107	823	78500	SH	Sole		   78500	0	0
PROSPECT CAPITAL CORPORATION	COM		74348T102	3864	355500	SH	Sole		   355500	0	0
PUTNAM PREMIER INCOME TR	SH BEN INT	746853100	243	44450	SH	Sole		   44450	0	0
REAVES UTIL INCOME FD		COM SH BEN INT	756158101	1669	70064	SH	Sole		   70064	0	0
RMR REAL ESTATE INCOME FUND	COM		76970B101	1803	99056	SH	Sole		   99056	0	0
SINGAPORE FD INC		COM		82929L109	211	15100	SH	Sole		   15100	0	0
SPECIAL OPPORTUNITIES FD INC	COM		84741T104	671	44701	SH	Sole		   44701	0	0
STAPLES INC			COM		855030102	137	12000	SH	Sole		   12000	0	0
SWISS HELVETIA FD INC		COM		870875101	378	33500	SH	Sole		   33500	0	0
THAI CAP FD INC			COM NEW		882905201	126	10381	SH	Sole		   10381	0	0
THAI FD INC			COM		882904105	1476	74000	SH	Sole		   74000	0	0
TORTOISE ENERGY INDEPENDENC	COM		89148K101	937	43500	SH	Sole		   43500	0	0
TURKISH INVT FD INC		COM		900145103	175	10500	SH	Sole		   10500	0	0
WELLS FARGO ADV GLB DIV OPP	COM		94987C103	136	18014	SH	Sole		   18014	0	0
WESTERN ASSET MGD HI INCM FD	COM		95766L107	186	30100	SH	Sole		   30100	0	0
WESTERN ASSET MTG CAP CORP	COM		95790D105	1736	87797	SH	Sole		   87797	0	0
